SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

On January 1, 2025, the Company entered into a lease agreement with Xiamen Xinbaihui Digital Technology Co., Ltd. in relation to the office rental, which is located at Siming District, Xiamen City, PRC. The lease period is going to start from January 1, 2025 to December 31, 2027.

Share Consolidation

On March 5, 2025, the shareholders of the Company held an extraordinary general meeting (the “Meeting”) and approved by an ordinary resolution of a share consolidation (the “Share Consolidation”) that every twenty (20) issued and unissued ordinary shares of the Company be consolidated into one (1) ordinary shares issued. As a consequence of the Share Consolidation, the par value of each issued and authorized but unissued ordinary share of the Company will remain as no par value. The Company believes it is appropriate to reflect the Share Consolidation of its Ordinary Shares on a retroactive basis pursuant to ASC 260. All shares and per share data for all the periods presented have been retroactively restated.